Variable Interest Entities - Securitization Activity (Details 4) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member]
All cash flows during the period:
Proceeds from new commercial and other securitizations received as securities	$ 1,500	$ 592	$ 3,100	$ 592
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member] | Prime [Member]
Securitization activity [Abstract]
Principal securitized	0	0	0
All cash flows during the period:
Proceeds from new securitizations	0		0
Servicing fees collected	50	89	114	164
Purchases of previously transferred financial assets (or the underlying collateral)	297	52	676	100
Cash flows received on the interests that continue to be held by the Firm	58	73	122	153
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member] | Subprime [Member]
Securitization activity [Abstract]
Principal securitized	0	0	0
All cash flows during the period:
Proceeds from new securitizations	0		0
Servicing fees collected	36	53	95	99
Purchases of previously transferred financial assets (or the underlying collateral)	4	6	10	6
Cash flows received on the interests that continue to be held by the Firm	4	9	8	19
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member] | Option Arms
Securitization activity [Abstract]
Principal securitized	0	0	0
All cash flows during the period:
Proceeds from new securitizations	0		0
Servicing fees collected	100	118	203	235
Purchases of previously transferred financial assets (or the underlying collateral)	4	0	10	0
Cash flows received on the interests that continue to be held by the Firm	1	6	2	12
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member] | Commercial mortgage [Member]
Securitization activity [Abstract]
Principal securitized	1,447	562	2,940
All cash flows during the period:
Proceeds from new securitizations	1,530		3,088
Servicing fees collected	1	1	2	2
Purchases of previously transferred financial assets (or the underlying collateral)	0	0	0	0
Cash flows received on the interests that continue to be held by the Firm	37	30	81	68
Prime [Member]
Securitization activity [Abstract]
Principal securitized				0
Subprime [Member]
Securitization activity [Abstract]
Principal securitized				0
Option Arms
Securitization activity [Abstract]
Principal securitized				0
Commercial mortgage [Member]
Securitization activity [Abstract]
Principal securitized				562
All cash flows during the period:
Proceeds from new securitizations		$ 592		$ 592